Key management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Information about Key Management [Abstract]
Disclosure of compensation, key management [Table Text Block]
	2024	2023
	$	$

Salaries and short-term employee benefits	3,036	3,326
Termination benefits	-	4,094
Share-based compensation	2,925	4,719
	5,961	12,139